                                                                        34-14852

                                   FORM 13-F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                            Washington, D.C.  20549

   Report for the Calendar Year Ended     September 30,             2000
                                          ----------------------    -------

                (Please read instructions before preparing form)
                         If amended report check here: [ ]

Name of Institutional Investment Manager:
JOHN W. BRISTOL & CO., INC.
-------------------------------------------------------------------------------
Business Address:

233 BROADWAY, 41st Floor, NEW YORK, NY 10279
-------------------------------------------------------------------------------
Street    City  State  Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

CHARLES H. MOTT, President
-------------------------------------------------------------------------------

ATTENTION -- Intentional misstatements or omissions of facts constitute Federal
             Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

       The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

       Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be
signed on its behalf in the City of      New York                 and State of
                                     ---------------------------
 New York                 on the  10TH      day of       OCTOBER        , 2000.
-------------------------        ----------        --------------------   ----


                                     JOHN W. BRISTOL & CO., INC.
                             -----------------------------------------
                                  (Name of Institutional Investment
                                              Manager)

                             -----------------------------------------
                                  (Manual Signature of Person Duly
                                  Authorized to Submit This Report)

Name and 13F file number of All Institutional Investment Managers with respect
                            ---
to which this schedule is filed (other than the one filing this report)
(List in alphabetical order).

   13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:              13F File No.:    Name:                13F File No.:
------------------ --------------   -------------------- --------------

1.
------------------ --------------   -------------------- --------------

2.
------------------ --------------   -------------------- --------------

3.
------------------ --------------   -------------------- --------------

4.
------------------ --------------   -------------------- --------------

5.
------------------ --------------   -------------------- --------------

6.
------------------ --------------   -------------------- --------------

7.
------------------ --------------   -------------------- --------------

                                                                        SEC-1685

                                   FORM 13F
                                                                         9/30/00
                   REPORTING MANAGER; JOHN W. BRISTOL & CO.             PAGE 1
--------------------------------------------------------------------------------

           ITEM 1              ITEM 2    ITEM 3     ITEM 4        ITEM 5            ITEM 6          ITEM 7        ITEM 8

        NAME OF ISSUER         TITLE      CUSIP      FAIR       SHARES OR     INVESTMENT DISCRETION  MANA-    VOTING AUTHORITY
                                 OF      NUMBER     MARKET       PRINCIPAL                  SHARED   GERS
                               CLASS                 VALUE         AMOUNT     SOLE   SHARED  OTHER         SOLE  SHARED   NONE
                                                                               (A)     (B)    (C)           (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
AES CORP                       COMMON   00130H105    89786649    1310754    1307792                                       1307992
AT&T CORP                      COMMON   001957109      609179      20738      20738                                         20738
AMERICAN EXPRESS CO            COMMON   025816109      273375       4500                              5
AMERICAN EXPRESS CO            COMMON   025816109   109439363    1801471    1797889                                       1797889
AMERICAN INTL GROUP INC        COMMON   026874107      229650       2400                              5
AMERICAN INTL GROUP INC        COMMON   026874107   112899959    1179882    1177691                                       1177691
AUTOZONE INC                   COMMON   053332102    52185288    2300178    2295443                                       2295443
AVON PRODS INC                 COMMON   054303102      204375       5000                              5
AVON PRODS INC                 COMMON   054303102    85882585    2101103    2096956                                       2096956
BAKER HUGHES INC               COMMON   057224107    28464740     766727     765288                                        765288
BECTON DICKINSON & CO          COMMON   075887109    72120125    2727948    2722288                                       2722288
BLACK & DECKER CORP            COMMON   091797100    38846641    1136282    1133995                                       1133995
BOSTON SCIENTIFIC CORP         COMMON   101137107    25219317    1534255    1531139                                       1531139
BUYCO INC                      COMMON   124270109     5624700     187490     187490                                        187490
CF MARTIN & CO INC             COMMON   125997106           0      35000      35000                                         35000
CNET NETWORKS INC              COMMON   12613R104     8434994     346273     345569                                        345569
CVS CORP                       COMMON   126650100    78311659    1690940    1687522                                       1687522
CABLEVISION SYS CORP           COMMON   12686C109    33410094     503828     502796                                        502796
CAMPBELL SOUP CO VOTING        COMMON   134429109     9962393     385020     385020                                        385020
                                                   ---------  ---------   ---------   ------               ----- -----  ---------
      COLUMN TOTALS                                 751905086   18039789   17992816                                      17992816

                                                     John W. Bristol & Co., Inc.

                                   FORM 13F
                                                                         9/30/00
                   REPORTING MANAGER; JOHN W. BRISTOL & CO.             PAGE 2
--------------------------------------------------------------------------------

           ITEM 1              ITEM 2    ITEM 3     ITEM 4        ITEM 5            ITEM 6          ITEM 7        ITEM 8

        NAME OF ISSUER         TITLE      CUSIP      FAIR       SHARES OR     INVESTMENT DISCRETION  MANA-    VOTING AUTHORITY
                                 OF      NUMBER     MARKET       PRINCIPAL                  SHARED   GERS
                               CLASS                 VALUE         AMOUNT     SOLE   SHARED  OTHER         SOLE  SHARED   NONE
                                                                               (A)     (B)    (C)           (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------

CARLYLE INDS INC               COMMON   143093102       52102        166461      166461                                       166461
CARNIVAL CORP                  COMMON   143658102    41808251       1697797     1694243                                      1694243
CELLULAR GENOMICS              COMMON   150990042       84000         84000       84000                                        84000
CINTAS CORP                    COMMON   172908105    65445512       1502336     1499237                                      1499237
CITIGROUP INC                  COMMON   172967101      331565          6133                              5
CITIGROUP INC                  COMMON   172967101   124984715       2311856     2307205                                      2307205
CLEAR CHANNEL COMMUNICAT       COMMON   184502102    49477240        875703      873927                                       873928
CONNECTIVITY TECHNOLOGIE       COMMON   207865106       12514         28571       28571                                        28571
CORNING INC                    COMMON   219350105      356400          1200                              5
CORNING INC                    COMMON   219350105   101767644        342652      341936                                       341936
DOLLAR GEN CORP                COMMON   256669102    65284700       3897594     3889822                                      3889822
DOVER CORP                     COMMON   260003108    89427062       1905237     1901481                                      1901481
E M C CORP MASS                COMMON   268648102      337025          3400                              5
E M C CORP MASS                COMMON   268648102   116728411       1177588     1175308                                      1175308
ELECTRONIC DATA SYS NEW        COMMON   285661104    42494797       1023971     1021752                                      1021752
EQUITIES ENTERPRISES INC       COMMON   29459V106      241290       1575000     1575000                                      1575000
FEDERAL NATL MTG ASSN          COMMON   313586109      250250          3500                              5
FEDERAL NATL MTG ASSN          COMMON   313586109   100339883       1403355     1400355                                      1400355
FEDEX CORP                     COMMON   31428X106    46754136       1054446     1052283                                      1052283
                                                    ---------     ---------   ---------  ------               ----- -----  ---------
      COLUMN TOTALS                                 848349106      19060800    19011581                                     19011581

                                                     John W. Bristol & Co., Inc.

                                    FORM 13F
                                                                         9/30/00
                   REPORTING MANAGER; JOHN W. BRISTOL & CO.             PAGE 3
--------------------------------------------------------------------------------

           ITEM 1              ITEM 2    ITEM 3     ITEM 4        ITEM 5            ITEM 6          ITEM 7        ITEM 8

        NAME OF ISSUER         TITLE      CUSIP      FAIR       SHARES OR     INVESTMENT DISCRETION  MANA-    VOTING AUTHORITY
                                 OF      NUMBER     MARKET       PRINCIPAL                  SHARED   GERS
                               CLASS                 VALUE         AMOUNT     SOLE   SHARED  OTHER         SOLE  SHARED   NONE
                                                                               (A)     (B)    (C)           (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------

FLOWERS INDS INC               COMMON   343496105    55835442    2863356      2857523                                     2857523
FRANKLIN RES INC               COMMON   354613101    61060238    1374302      1371553                                     1371553
GENERAL ELEC CO                COMMON   369604103      276900       4800                              5
GENERAL ELEC CO                COMMON   369604103   113210392    1962477      1958409                                     1958409
GENESIS LTD                    COMMON   371998105       20000      20000        20000                                       20000
GILLETTE CO                    COMMON   375766102    51591415    1670977      1667715                                     1667715
GRAINGER W W INC               COMMON   384802104    50685716    1926298      1922442                                     1922442
HERSHEY FOODS CORP             COMMON   427866108    53295210     984669       982554                                      982554
HEWLETT PACKARD CO             COMMON   428236103      213400       2200                              5
HEWLETT PACKARD CO             COMMON   428236103    82643030     851990       850300                                      850300
HOME DEPOT INC                 COMMON   437076102    59531350    1121910      1119599                                     1119599
INFINITY BROADCASTING CP       COMMON   45662S102    43358469    1313893      1311217                                     1311217
INTEL CORP                     COMMON   458140100      216125       5200                              5
INTEL CORP                     COMMON   458140100    59341067    1427755      1424553                                     1424553
INTERNATIONAL BUSINESS M       COMMON   459200101      258750       2300                              5
INTERNATIONAL BUSINESS M       COMMON   459200101   106550438     947115       945195                                      945195
JOHNSON & JOHNSON              COMMON   478160104      234844       2500                              5
JOHNSON & JOHNSON              COMMON   478160104   139876789    1489041      1487334                                     1487334
JUSTISS OIL INC                COMMON   482196102      754292      17143        17143                                       17143
                                                    ---------  ---------    ---------  ------              ----- -----  ---------
      COLUMN TOTALS                                 878953866   17987926     17935537                                    17935537

                                                     John W. Bristol & Co., Inc.

                                   FORM 13F
                                                                         9/30/00
                   REPORTING MANAGER; JOHN W. BRISTOL & CO.             PAGE 4
--------------------------------------------------------------------------------

           ITEM 1              ITEM 2    ITEM 3     ITEM 4        ITEM 5            ITEM 6          ITEM 7        ITEM 8

        NAME OF ISSUER         TITLE      CUSIP      FAIR       SHARES OR     INVESTMENT DISCRETION  MANA-    VOTING AUTHORITY
                                 OF      NUMBER     MARKET       PRINCIPAL                  SHARED   GERS
                               CLASS                 VALUE         AMOUNT     SOLE   SHARED  OTHER         SOLE  SHARED    NONE
                                                                               (A)     (B)    (C)           (A)    (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------

LEGGETT & PLATT INC            COMMON   524660107    36683814    2319925      2315223                                    2315223
MBNA CORP                      COMMON   55262L100    55863539    1451001      1448257                                    1448257
MACDERMID INC                  COMMON   554273102    23410212    1114772      1112459                                    1112459
MARITZ INC                     COMMON   570995100       74570      74570        74570                                      74570
MASCO CORP                     COMMON   574599106    50207022    2695679      2690140                                    2690140
MCCORMICK & CO INC             COMMON   579780206    41848165    1406661      1403830                                    1403830
MCDONALDS CORP                 COMMON   580135101    57765442    1913555      1909429                                    1909429
MEDTRONIC INC                  COMMON   585055106    47669884     920046       918100                                     918100
MERCK & CO INC                 COMMON   589331107      230756       3100                                      5
MERCK & CO INC                 COMMON   589331107    94143414    1264731      1262204                                    1262204
MOLEX INC CLASS A              COMMON   608554200    61307030    1479506      1476202                                    1476202
MOTOROLA INC                   COMMON   620076109    58421198    2068007      2063642                                    2063642
NESTLE S A                     COMMON   641069406      254726       2446         2446                                       2446
OFFICE DEPOT INC               COMMON   676220106      113281      14500                                      5
OFFICE DEPOT INC               COMMON   676220106    44837922    5739254      5727784                                    5727784
PALM INC                       COMMON   696642107      211962       4004                                      5
PALM INC                       COMMON   696642107    83579684    1578837      1575593                                    1575593
PRIAM CORP                     COMMON   705993103           0      13770        13770                                      13770
PHILIP MORRIS COS INC          COMMON   718154107      238444       8100                                      5
                                                    ---------  ---------    ---------  ------             ----- -----  ---------
      COLUMN TOTALS                                 656861063   24072464    23993649                                    23993649

                                                     John W. Bristol & Co., Inc.

                                   FORM 13F
                                                                         9/30/00
                   REPORTING MANAGER; JOHN W. BRISTOL & CO.             PAGE 5
--------------------------------------------------------------------------------

           ITEM 1              ITEM 2    ITEM 3     ITEM 4        ITEM 5            ITEM 6          ITEM 7        ITEM 8

        NAME OF ISSUER         TITLE      CUSIP      FAIR       SHARES OR     INVESTMENT DISCRETION  MANA-    VOTING AUTHORITY
                                 OF      NUMBER     MARKET       PRINCIPAL                  SHARED   GERS
                               CLASS                 VALUE         AMOUNT     SOLE   SHARED  OTHER         SOLE  SHARED   NONE
                                                                               (A)     (B)    (C)           (A)    (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------

PHILIP MORRIS COS INC          COMMON   718154107    50855136    1727563     1725889                                      1725889
PRECISION CASTPARTS CORP       COMMON   740189105    69303562    1805956     1802342                                      1802342
PRINCETON U STORE CAP          COMMON   741998108      453700        100         100                                          100
PROGRESSIVE CORP OHIO          COMMON   743315103    73604476     898986      897164                                       897164
RESEARCH LIBRARY GROUP         COMMON   761997105      492605     492605      492605                                       492605
RIDGEPOINT RES LTD             COMMON   765990106         123      12292       12292                                        12292
ROYAL DUTCH PETE CO            COMMON   780257804      650322      10850       10850                                        10850
SCHLUMBERGER LTD               COMMON   806857108    75890479     921980      920230                                       920230
SEALED AIR CORP NEW            COMMON   81211K100    34313663     758313      756758                                       756758
SONOCO PRODS CO                COMMON   835495102    17551819     971727      969756                                       969756
SYSCO CORP                     COMMON   871829107    95115594    2053778     2049638                                      2049638
TEVA PHARMACEUTICAL INDS       COMMON   881624209      229563       3000                              5
TEVA PHARMACEUTICAL INDS       COMMON   881624209    87380898    1193932     1191460                                      1191460
TEXAS INSTRS INC               COMMON   882508104    67705003    1434808     1432038                                      1432038
3COM CORP                      COMMON   885535104    47067225    2453015     2447957                                      2447957
TIME WARNER INC                COMMON   887315109    89093963    1138581     1136193                                      1136193
UNISYS CORP                    COMMON   909214108    37154048    3302582     3295844                                      3295844
UNITED PARCEL SERVICE IN       COMMON   911312106    46486543     824595      822922                                       822922
UNITEDHEALTH GROUP INC         COMMON   91324P102   120989586    1225211     1222718                                      1222718
                                                    ---------  ---------   ---------  ------               ----- -----  ---------
      COLUMN TOTALS                                 914328310   21229874    21186756                                     21186756

                                                     John W. Bristol & Co., Inc.

                                   FORM 13F
                                                                         9/30/00
                   REPORTING MANAGER; JOHN W. BRISTOL & CO.             PAGE 6
--------------------------------------------------------------------------------

           ITEM 1              ITEM 2    ITEM 3     ITEM 4        ITEM 5            ITEM 6          ITEM 7        ITEM 8

        NAME OF ISSUER         TITLE      CUSIP      FAIR       SHARES OR     INVESTMENT DISCRETION  MANA-    VOTING AUTHORITY
                                 OF      NUMBER     MARKET       PRINCIPAL                  SHARED   GERS
                               CLASS                 VALUE         AMOUNT     SOLE   SHARED  OTHER         SOLE  SHARED   NONE
                                                                               (A)     (B)    (C)           (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------

UNIVERSAL DISPLAY              COMMON   91347P105     2811667     127441       127441                                      127441
UNUMPROVIDENT CORP             COMMON   91529Y106    99331373    3645188      3637828                                     3637828
VIACOM INC                     COMMON   925524308    67431722    1152679      1150328                                     1150328
VLASIC FOODS INTL INC          COMMON   928559103       38841      36556        36556                                       36556
WINK COMMUNICATIONS            COMMON   974168106     4633416     386118       385332                                      385332
WORLDCOM INC GA NEW            COMMON   98157D106    51146640    1683840      1680409                                     1680409
YOUNG & RUBICAM INC            COMMON   987425105    44093808     890784       889007                                      889007
                                                   ----------  ---------    ---------  ------              ----- -----  ---------
      COLUMN TOTALS                                 269487467    7922606      7906901                                     7906901
                                                   ----------  ---------    ---------  ------              ----- -----  ---------
      REPORT TOTALS                                4319884898  108313459    108027240                                   108027240
                                                   ==========  =========    =========  ======              ===== =====  =========

                                                     John W. Bristol & Co., Inc.